UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21475

 NAME OF REGISTRANT:                     RBC Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 100 South Fifth Street
                                         Suite 2300
                                         Minneapolis, MN 55402-1240

 NAME AND ADDRESS OF AGENT FOR SERVICE:  RBC Global Asset Management
                                         (U.S.) Inc.
                                         100 South Fifth Street
                                         Suite 2300
                                         Minneapolis, MN 55402-1240

 REGISTRANT'S TELEPHONE NUMBER:          612-376-7000

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


This amendment filing consists of supplemental information to the previously filed Form N-PX for the above mentioned registrant


RBC Enterprise Fund
--------------------------------------------------------------------------------------------------------------------------
 LANDEC CORPORATION                                                                          Agenda Number:  933327923
--------------------------------------------------------------------------------------------------------------------------
        Security:  514766104
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2010
          Ticker:  LNDC
            ISIN:  US5147661046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FREDERICK FRANK                                           Mgmt          Withheld                       Against
       STEVEN GOLDBY                                             Mgmt          For                            For
       STEPHEN E. HALPRIN                                        Mgmt          For                            For
       R.S. SCHNEIDER, PH.D.                                     Mgmt          Withheld                       Against

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       MAY 29, 2011.



RBC Microcap Value Fund
--------------------------------------------------------------------------------------------------------------------------
 ELECTRO RENT CORPORATION                                                                    Agenda Number:  933328228
--------------------------------------------------------------------------------------------------------------------------
        Security:  285218103
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2010
          Ticker:  ELRC
            ISIN:  US2852181039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.D. BARRONE                                              Mgmt          For                            For
       N.Y. BEKAVAC                                              Mgmt          For                            For
       K.J. CURTIN                                               Mgmt          For                            For
       S.K. DELBENE                                              Mgmt          For                            For
       D. GREENBERG                                              Mgmt          For                            For
       J.J. KEARNS                                               Mgmt          For                            For
       J.S. PIGNATELLI                                           Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF DELOITTE              Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM OF THE CORPORATION.




--------------------------------------------------------------------------------------------------------------------------
 METHODE ELECTRONICS, INC.                                                                   Agenda Number:  911111789
--------------------------------------------------------------------------------------------------------------------------
        Security:  591520200
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2010
          Ticker:  MEI
            ISIN:  US5915202007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Director Walter J. Aspatore                         Mgmt          For                            For

2.     Elect Director Warren L. Batts                            Mgmt          For                            For

3.     Elect Director J. Edward Colgate                          Mgmt          For                            For

4.     Elect Director Darren M. Dawson                           Mgmt          For                            For

5.     Elect Director Donald W. Duda                             Mgmt          For                            For

6.     Elect Director Stephen F. Gates                           Mgmt          For                            For

7.     Elect Director Isabelle C. Goossen                        Mgmt          For                            For

8.     Elect Director Christopher J. Hornung                     Mgmt          For                            For

9.     Elect Director Paul G. Shelton                            Mgmt          For                            For

10.    Elect Director Lawrence B. Skatoff                        Mgmt          For                            For

11.    Ratify Auditors                                           Mgmt          For                            For

12.    Approve Executive Incentive Bonus Plan                    Mgmt          For                            For

13.    Approve Omnibus Stock Plan                                Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 METHODE ELECTRONICS, INC.                                                                   Agenda Number:  933312504
--------------------------------------------------------------------------------------------------------------------------
        Security:  591520200
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2010
          Ticker:  MEI
            ISIN:  US5915202007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WALTER J. ASPATORE                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WARREN L. BATTS                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: J. EDWARD COLGATE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DARREN M. DAWSON                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DONALD W. DUDA                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: STEPHEN F. GATES                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ISABELLE C. GOOSSEN                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CHRISTOPHER J. HORNUNG              Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PAUL G. SHELTON                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LAWRENCE B. SKATOFF                 Mgmt          For                            For

02     THE RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION       Mgmt          For                            For
       OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING APRIL 30, 2011.

03     THE APPROVAL OF THE METHODE ELECTRONICS, INC.             Mgmt          For                            For
       2010 CASH INCENTIVE PLAN.

04     THE APPROVAL OF THE METHODE ELECTRONICS, INC.             Mgmt          For                            For
       2010 STOCK PLAN.




* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         RBC Funds Trust
By (Signature)       /s/ Erik R. Preus
Name                 Erik R. Preus
Title                President
Date                 08/29/2011